Share-Based Payments (Tables)	3 Months Ended
Mar. 31, 2022
Share-Based Payments
Schedule of granted warrants

		Weighted Average
		Exercise
	Number of	Price/Share
	warrants	(DKK)
Warrants granted as at December 31, 2021	2,732,618	DKK 7.53 (1)
Warrants granted	35,000	USD 2.96
Warrants forfeited	(2,899)	USD 5.35
Warrants cancelled	—	–
Warrants granted as at March 31, 2022 (3)	2,764,719	DKK 7.81 (2)
Warrants exercisable as at March 31, 2022	2,158,097	DKK 2.06 (2)

		Weighted Average
		Exercise
	Number of	Price/Share
	warrants	(DKK)
Warrants granted as at December 31, 2020	2,228,076	DKK 1
Warrants granted	—	1
Warrants forfeited	(7,566)	1
Warrants cancelled	(10,404)	1
Warrants granted as at March 31, 2021	2,210,606	DKK 1
Warrants exercisable as at March 31, 2021	—	—

(1)December 31, 2021 USD-end rate used.

(2)March 31, 2022 USD-end rate used.

(3)Number of warrants exclude EIB Warrants referred to in Note 6.